Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
PAY VERSUS PERFORMANCE
					VALUE OF INITIAL FIXED $100 INVESTMENT BASED ON
	SUMMARY COMPENSATION TABLE TOTAL FOR PEO(1)	COMPENSATION ACTUALLY PAID TO PEO(1)	AVERAGE SUMMARY COMPENSATION TABLE FOR NON-PEO NEOS(2)	AVERAGE COMPENSATION ACTUALLY PAID TO NON-PEO NEOS(2)	TOTAL SHARE- HOLDER RETURN	PEER GROUP TOTAL SHARE- HOLDER RETURN(3)	NET INCOME(4) (MILLIONS)	AISC PER OUNCE(5)
2022	$3,586	$(69,110)	$336,661	$284,322	$46.14	$109.14	$(81.08)	$1,687.88
2021	$3,706	$(46,710)	$280,593	$235,417	$69.80	$123.37	$(56.71)	$1,634.69
2020	$206,693	$175,377	$285,439	$265,340	$77.56	$104.40	$(152.33)	$2,077.47
(1)
In his capacity as Chief Executive Officer, Mr. McEwen is included as our PEO for 2022, 2021, and 2020. See the Summary Compensation Table Total versus Compensation Actually Paid Reconciliation Table below for additional details.

(2)
In 2022, the Non-PEO NEOs comprises Mr. Ing (prorated based on June 6, 2022 Interim CFO start date), Mr. Shaver (prorated based on June 6, 2022 COO start date), Mr. McGibbon, Mr. Meding (prorated based on February 11, 2022 start date), Ms. Ladd-Kruger (prorated based on June 3, 2022 CFO end date) and Mr. Mah (prorated based on June 3, 2022 COO end date). In 2021, the Non-PEO NEOs comprises Ms. Ladd-Kruger, Mr. Mah, Mr. McGibbon (prorated based on April 10, 2021 start date), Mr. Wallin (prorated based on April 12, 2021 hire date), Mr. Woolfenden (prorated based on March 23, 2021 end date) and Mr. Iaboni (prorated based on January 22, 2021 end date). In 2020, the Non-PEO NEOs comprises Ms. Ladd-Kruger (prorated based on September 29, 2020 CFO start date), Mr. Mah (prorated based on April 2, 2020 COO start date), Ms. Verli (prorated based on July 28, 2020 CFO end date), Mr. Woolfenden, Mr. Stewart (prorated based on March 18, 2020 COO end date), Mr. Guerard (prorated based on August 21, 2020 end date) and Mr. Iaboni.

(3)
Peer Group TSR comprises the NYSE Composite Index.

(4)
Represents Company Net Income as disclosed in the Company’s Annual Report on Form 10-K for the respective years.

(5)
All-in sustaining costs (AISC) per ounce is a US Non-GAAP measure.

		PEO			OTHER NEO AVERAGE
ADJUSTMENTS(6)		2022	2021	2020	2022	2021	2020
Summary Compensation Table Total		$3,586	$3,706	$206,693	$336,661	$280,593	$285,439
Deduction for amount reported in “Stock Awards” column of the Summary Compensation Table	(−)	$—	$—	$—	$—	$—	$—
Deduction for amounts reported in “Option Awards” column of the Summary Compensation Table	(−)	$—	$—	$203,232	$—	$28,642	$46,038
Addition of fair value at fiscal year (FY) end, of equity awards granted during the FY that remained outstanding	(+)	$—	$—	$171,916	$86,314	$24,283	$33,094
Addition of fair value at vesting date, of equity awards granted during the FY that vested during the FY	(+)	$—	$—	$—	$—	$—	$—
Addition of change in fair value at FY end versus prior FY end for awards granted in prior FY that remained outstanding	(+)	$(72,696)	$(50,416)	$—	$(2,090)	$(12,656)	$(7,155)
Addition of change in fair value at vesting date versus prior FY end for awards granted in prior FY that vested during the FY	(+)	$—	$—	$—	$—	$—	$—
Deduction of the fair value at the prior FY end for awards granted in prior FY that failed to meet their vesting conditions	(−)	$—	$—	$—	$50,249	$28,161	$—
Addition in respect of any dividends accrued or other earnings paid during applicable FY prior to vesting date of underlying award	(+)	$—	$—	$—	$—	$—	$—
Addition of incremental fair value of in respect of any options or SARS modified during the FY	(+)	$—	$—	$—	$—	$—	$—
Deduction for values reported in the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column of the Summary Compensation Table	(−)	$—	$—	$—	$—	$—	$—
Addition for the Service Cost attributable to services rendered during the FY	(+)	$—	$—	$—	$—	$—	$—
Addition for the prior Service Cost in respect of a plan amendment or initiation during the FY	(+)	$—	$—	$—	$—	$—	$—
Compensation Actually Paid		$(69,110)	$(46,710)	$175,377	$284,322	$235,417	$265,340
(6)
Equity valuations have been calculated in accordance with the requirements for Compensation Actually Paid. Adjustment for Option Awards represents the sum of changes in fair value during the fiscal year. The fair market value of stock options is determined with the Black-Scholes model. The Black-Scholes model is further described in Note 13 to the consolidated financial statements included in the Company’s Annual Report on Form 10-K for the year ended December 31, 2022.

Company Selected Measure Name	AISC
Named Executive Officers, Footnote [Text Block]
(1)
In his capacity as Chief Executive Officer, Mr. McEwen is included as our PEO for 2022, 2021, and 2020. See the Summary Compensation Table Total versus Compensation Actually Paid Reconciliation Table below for additional details.

(2)
In 2022, the Non-PEO NEOs comprises Mr. Ing (prorated based on June 6, 2022 Interim CFO start date), Mr. Shaver (prorated based on June 6, 2022 COO start date), Mr. McGibbon, Mr. Meding (prorated based on February 11, 2022 start date), Ms. Ladd-Kruger (prorated based on June 3, 2022 CFO end date) and Mr. Mah (prorated based on June 3, 2022 COO end date). In 2021, the Non-PEO NEOs comprises Ms. Ladd-Kruger, Mr. Mah, Mr. McGibbon (prorated based on April 10, 2021 start date), Mr. Wallin (prorated based on April 12, 2021 hire date), Mr. Woolfenden (prorated based on March 23, 2021 end date) and Mr. Iaboni (prorated based on January 22, 2021 end date). In 2020, the Non-PEO NEOs comprises Ms. Ladd-Kruger (prorated based on September 29, 2020 CFO start date), Mr. Mah (prorated based on April 2, 2020 COO start date), Ms. Verli (prorated based on July 28, 2020 CFO end date), Mr. Woolfenden, Mr. Stewart (prorated based on March 18, 2020 COO end date), Mr. Guerard (prorated based on August 21, 2020 end date) and Mr. Iaboni.

Peer Group Issuers, Footnote [Text Block]	(3) Peer Group TSR comprises the NYSE Composite Index.
PEO Total Compensation Amount	$ 3,586	$ 3,706	$ 206,693
PEO Actually Paid Compensation Amount	$ (69,110)	(46,710)	175,377
Adjustment To PEO Compensation, Footnote [Text Block]
		PEO			OTHER NEO AVERAGE
ADJUSTMENTS(6)		2022	2021	2020	2022	2021	2020
Summary Compensation Table Total		$3,586	$3,706	$206,693	$336,661	$280,593	$285,439
Deduction for amount reported in “Stock Awards” column of the Summary Compensation Table	(−)	$—	$—	$—	$—	$—	$—
Deduction for amounts reported in “Option Awards” column of the Summary Compensation Table	(−)	$—	$—	$203,232	$—	$28,642	$46,038
Addition of fair value at fiscal year (FY) end, of equity awards granted during the FY that remained outstanding	(+)	$—	$—	$171,916	$86,314	$24,283	$33,094
Addition of fair value at vesting date, of equity awards granted during the FY that vested during the FY	(+)	$—	$—	$—	$—	$—	$—
Addition of change in fair value at FY end versus prior FY end for awards granted in prior FY that remained outstanding	(+)	$(72,696)	$(50,416)	$—	$(2,090)	$(12,656)	$(7,155)
Addition of change in fair value at vesting date versus prior FY end for awards granted in prior FY that vested during the FY	(+)	$—	$—	$—	$—	$—	$—
Deduction of the fair value at the prior FY end for awards granted in prior FY that failed to meet their vesting conditions	(−)	$—	$—	$—	$50,249	$28,161	$—
Addition in respect of any dividends accrued or other earnings paid during applicable FY prior to vesting date of underlying award	(+)	$—	$—	$—	$—	$—	$—
Addition of incremental fair value of in respect of any options or SARS modified during the FY	(+)	$—	$—	$—	$—	$—	$—
Deduction for values reported in the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column of the Summary Compensation Table	(−)	$—	$—	$—	$—	$—	$—
Addition for the Service Cost attributable to services rendered during the FY	(+)	$—	$—	$—	$—	$—	$—
Addition for the prior Service Cost in respect of a plan amendment or initiation during the FY	(+)	$—	$—	$—	$—	$—	$—
Compensation Actually Paid		$(69,110)	$(46,710)	$175,377	$284,322	$235,417	$265,340
(6)
Equity valuations have been calculated in accordance with the requirements for Compensation Actually Paid. Adjustment for Option Awards represents the sum of changes in fair value during the fiscal year. The fair market value of stock options is determined with the Black-Scholes model. The Black-Scholes model is further described in Note 13 to the consolidated financial statements included in the Company’s Annual Report on Form 10-K for the year ended December 31, 2022.

Non-PEO NEO Average Total Compensation Amount	$ 336,661	280,593	285,439
Non-PEO NEO Average Compensation Actually Paid Amount	$ 284,322	235,417	265,340
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
		PEO			OTHER NEO AVERAGE
ADJUSTMENTS(6)		2022	2021	2020	2022	2021	2020
Summary Compensation Table Total		$3,586	$3,706	$206,693	$336,661	$280,593	$285,439
Deduction for amount reported in “Stock Awards” column of the Summary Compensation Table	(−)	$—	$—	$—	$—	$—	$—
Deduction for amounts reported in “Option Awards” column of the Summary Compensation Table	(−)	$—	$—	$203,232	$—	$28,642	$46,038
Addition of fair value at fiscal year (FY) end, of equity awards granted during the FY that remained outstanding	(+)	$—	$—	$171,916	$86,314	$24,283	$33,094
Addition of fair value at vesting date, of equity awards granted during the FY that vested during the FY	(+)	$—	$—	$—	$—	$—	$—
Addition of change in fair value at FY end versus prior FY end for awards granted in prior FY that remained outstanding	(+)	$(72,696)	$(50,416)	$—	$(2,090)	$(12,656)	$(7,155)
Addition of change in fair value at vesting date versus prior FY end for awards granted in prior FY that vested during the FY	(+)	$—	$—	$—	$—	$—	$—
Deduction of the fair value at the prior FY end for awards granted in prior FY that failed to meet their vesting conditions	(−)	$—	$—	$—	$50,249	$28,161	$—
Addition in respect of any dividends accrued or other earnings paid during applicable FY prior to vesting date of underlying award	(+)	$—	$—	$—	$—	$—	$—
Addition of incremental fair value of in respect of any options or SARS modified during the FY	(+)	$—	$—	$—	$—	$—	$—
Deduction for values reported in the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column of the Summary Compensation Table	(−)	$—	$—	$—	$—	$—	$—
Addition for the Service Cost attributable to services rendered during the FY	(+)	$—	$—	$—	$—	$—	$—
Addition for the prior Service Cost in respect of a plan amendment or initiation during the FY	(+)	$—	$—	$—	$—	$—	$—
Compensation Actually Paid		$(69,110)	$(46,710)	$175,377	$284,322	$235,417	$265,340
(6)
Equity valuations have been calculated in accordance with the requirements for Compensation Actually Paid. Adjustment for Option Awards represents the sum of changes in fair value during the fiscal year. The fair market value of stock options is determined with the Black-Scholes model. The Black-Scholes model is further described in Note 13 to the consolidated financial statements included in the Company’s Annual Report on Form 10-K for the year ended December 31, 2022.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Tabular List [Table Text Block]
Financial Performance Measures
The Company’s performance metric targets include the following:
•
All-in Sustaining Costs (AISC)

•
Reserve/Resource Replacement Ratio

•
Production Actuals vs Guidance

Total Shareholder Return Amount	$ 46.14	69.8	77.56
Peer Group Total Shareholder Return Amount	109.14	123.37	104.4
Net Income (Loss)	$ (81,080,000.00)	$ (56,710,000)	$ (152,330,000)
Company Selected Measure Amount	1,687.88	1,634.69	2,077.47
PEO Name	Mr. McEwen
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	All-in Sustaining Costs (AISC)
Non-GAAP Measure Description [Text Block]	(5) All-in sustaining costs (AISC) per ounce is a US Non-GAAP measure.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Reserve/Resource Replacement Ratio
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Production Actuals vs Guidance
PEO [Member] | Mr. McEwen [Member] | Option Awards Value In Compensation Table For Applicable Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ (203,232)
PEO [Member] | Mr. McEwen [Member] | Equity Awards Adjustments Year End Fair Value Of Awards Granted And Outstanding In Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			171,916
PEO [Member] | Mr. McEwen [Member] | Change In Fair Value At Current Year Versus Prior Year End For Outstanding Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 72,696	$ 50,416
Non-PEO NEO [Member] | Option Awards Value In Compensation Table For Applicable Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(28,642)	(46,038)
Non-PEO NEO [Member] | Equity Awards Adjustments Year End Fair Value Of Awards Granted And Outstanding In Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	86,314	24,283	33,094
Non-PEO NEO [Member] | Change In Fair Value At Current Year Versus Prior Year End For Outstanding Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,090	12,656	$ 7,155
Non-PEO NEO [Member] | Adjustments For Equity Awards Granted In Prior Year Failed To Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (50,249)	$ (28,161)